UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   February 12, 2010
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	13
Form 13F Information Table Value Total: $55,982

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
12/31/2009

FOOT LOCKER INC		  	  COM		   344849104  9,840    844,000   SHS  0SOLE  NONE   844,000
COLLECTORS UNIVERSE INC           COM NEW          19421R200  2,167    221,419   SHS  0SOLE  NONE   221,419
DOVER MOTORSPORTS INC             COM		   260174107  1,169    534,250   SHS  0SOLE  NONE   534,250
PHILIP MORRIS INTL INC            COM              718172109  2,987     59,235   SHS  0SOLE  NONE   59,235
STAMPS COM INC                    COM              852857200  3,448    366,039   SHS  0SOLE  NONE   366,039
ITURAN LOCATION AND CONTROL       SHS              M6158M104  5,532    412,170   SHS  0SOLE  NONE   412,170
SKILLSOFT PLC                     SPONS ADR        830928107  5,773    526,333   SHS  0SOLE  NONE   526,333
ICONIX BRAND GROUP		  COM	   	   451055107  6,299    475,000	 SHS  0SOLE  NONE   475,000
VERIZON COMM			  SHS		   92343V104 11,210    323,300   SHS  0SOLE  NONE   323,300
NOVATEL WIRELESS INC		  COM NEW	   66987M604  1,084    130,000   SHS  0SOLE  NONE   130,000
OMNICARE INC			  COM	   	   681904108  2,784    110,000	 SHS  0SOLE  NONE   110,000
NYSE EURONET			  COM	   	   629491101  1,165     44,000	 SHS  0SOLE  NONE    44,000
SARA LEE CORP			  COM	   	   803111103  2,524    198,000	 SHS  0SOLE  NONE   198,000